DREYFUS S & P 500 INDEX FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    In spite of stock market weakness in late October, the Dreyfus S&P 500 Index Fund achieved favorable returns for its latest fiscal year, the 12 months ended October 31, 1997. For that time period, the Fund's total return was 31.46%,* which compares with the total return of 32.10% for the Standard & Poor's 500 Composite Stock Price Index.** The difference is accounted for by transaction fees and other Fund expenses.
Economic Review
    The U.S. economy has registered a step-up in growth in 1997 and the evidence coming in suggests that momentum is still building. Stronger growth this year has helped keep corporate profits buoyant despite a substantially tighter labor market. This is because nationwide shortages of labor have so far not generated much wage inflation. Moreover, price inflation has decelerated markedly during the year, suppressed by the strong dollar, import competition and continued disinflation in health care.
    Although the Federal Reserve Board (the "Fed") has held a tightening bias since mid-1996, the central bank has raised interest rates only once this year. Expectations for further hikes have been continually postponed. They were first dampened by the surprising drop in this year's price inflation, and more recently by unfolding crises in foreign economies. Both events have helped to cap short-term rates and to pull long-term interest rates lower since the spring.
    Real Gross Domestic Product (GDP) growth accelerated to about 4% this year from 3% in 1996. Virtually all economic sectors have been strong so far. Consumer spending has been supported by rising real incomes. Capital spending has been very robust and new orders imply continued strength. Even housing demand, typically slowing at this phase of the business cycle, has reached new highs. Most incoming signals support sustained fast growth. The exception is that exporters' new orders have marginally slowed in recent months, indicating that economic turmoil overseas may be impacting this sector. By contrast, imports have been very robust and, if their growth is sustained, could help mitigate the economic weakness abroad.
    Overall corporate profits have continued to trend higher, although some companies have been hurt by events overseas and the stronger dollar. Domestically generated profits have typically remained solid, helped by strong growth and contained wages.
Market Overview
    Even though the equity markets stumbled badly in late October, the fiscal year ended October 31, 1997 saw solid gains. Measured by price changes alone, excluding income, the Dow Jones Industrial Average gained 23.58% for the 12 months, the Standard & Poor's 500 Composite Stock Price Index, 29.96%, the Nasdaq Composite 30.43% and the Russell 2000, 27.52%. These were the gains after the drop of the last week in October, and before counting the rebound that occurred in the first week of November.
    In retrospect, it is apparent that stock valuations had been riding for a fall. There was weakness in March when the Fed raised interest rates for the first time in two years. By early summer, equity prices recovered and soared to new highs. Then, however, some nervousness set in, related mainly to concern about high stock valuations and fears of another Fed move to cool off the bubbling economy. Weakness was apparent mainly in companies with large capitalization, while smaller companies, such as those listed in the Russell 2000 Index, gained ground.
    As autumn leaves began to turn, the stock market as a whole regained its wind - but not for long. The relatively high valuations that had prevailed were vulnerable to any major unpleasant surprise. That came in late October from an unexpected source - the Far East. Severe market setbacks in Hong Kong and Southeast Asia, together with drops in their foreign exchange rates, triggered the fall in the U.S. market.

    Richard Hoey, Chief Economist for the Dreyfus Corporation, reviewing the recent events, said that the U.S. stock market had a selling panic, followed by a buying panic. The underlying logic of it all was valuation, he observed.
    When the Dow Jones index peaked at above 8200 in early August, the stock market was simply discounting favorable U.S. fundamentals into high stock prices, said Hoey. The financial crisis in Asia was the trigger for a correction of the major problem for the U.S. stock market: high valuation.
    The market drop in Asia was caused by serious fundamental problems of excess productive capacity, overvalued real estate and a banking system crisis. European markets, of course, reacted to the Asian weakness, but fell less severely because their economies are more stable. In the U.S., the sharp price drop, followed by a vigorous rebound, reflected an economy with much greater underlying strength.
    The influx of investors into stocks when prices dipped was a good augury for the future. The American investing public appears to be convinced that equities are a good place to put money for the long term, when their prices are attractive, despite the recent volatility of the market averages. Portfolio Overview
    As discussed above, the last year was an excellent one for U.S. equities. Large capitalization stocks, mid caps and small caps, as measured by the S&P 500 Composite Stock Price Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index, respectively, all provided returns in excess of 30%. Large caps predominated for most of the year, but small caps and mid caps rebounded strongly in the third quarter of 1997 to pull even with large caps for the year.
    It would be highly unusual if the year ahead matched or exceeded the 1997 record. Question marks are evident - the financial troubles in Asia; the threat of eventual cost pressures in U.S. industry; the difficulties some companies are encountering in maintaining profit levels. However, the year just past was a striking demonstration of the potential rewards of equity investments.
                              Sincerely,

                          [Steven A. Falci signature logo]

                              Steven A. Falci
                              Portfolio Manager
December 8, 1997
New York, N.Y.
*  Total return includes reinvestment of dividends and any capital gains paid.
**     SOURCE: LIPPER ANALYTICAL SERVICES, INC. - Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

DREYFUS S&P 500 INDEX FUND                                                                            OCTOBER 31, 1997
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS S&P 500 INDEX
FUND
AND THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX
[Exhibit A:
$32,120
Standard & Poor's 500
Composite Stock
Price Index*
Dollars
$30,538
Dreyfus S&P 500
Index Fund
*Source: Lipper Analytical Services, Inc.]
Average Annual Total Returns
                        One Year Ended               Five Years Ended          From Inception (1/2/90)
                       October 31, 1997              October 31, 1997            to October 31, 1997
                     ----------------------         ----------------------    -------------------------
                            31.46%                        19.21%                        15.32%
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Dreyfus S&P 500 Index
Fund on 1/2/90 (Inception Date) to a $10,000 investment made in the Standard and Poor's 500 Composite Stock Price Index on that date.  For comparative purposes, the value of the Index on 12/31/89 is used as the beginning value on 1/2/90.  All dividends and capital gain distributions are reinvested.
The Fund's performance shown in the line graph takes into account all applicable fees and expenses.  The Standard & Poor's 500 Composite Stock
Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees or other expenses.  Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlights section of the Prospectus and elsewhere in this report.

DREYFUS S & P 500 INDEX FUND
STATEMENT OF INVESTMENTS                                                                             OCTOBER 31, 1997
    Shares        COMMON STOCKS-93.8%                    Value
____________                                       _______________
                  Basic Industries-4%
      18,500      Air Products & Chemicals      $        1,406,000
       6,900      Armstrong World Industries               459,281
      17,500      Avery Dennison...                        696,718
       5,100      Ball.............                        178,500
       9,000      Bemis............                        343,125
       9,400      Boise Cascade....                        325,475
       4,900      Centex...........                        286,650
      16,200      Champion International                   894,037
      21,700      Crown Cork & Seal                        977,856
      38,600      Dow Chemical.....                      3,502,950
     190,900      DuPont (E.I.) de Nemours
                    & Co................                10,857,437
      13,200      Eastman Chemical.                        787,050
      24,400      Engelhard........                        423,950
       6,300 (a)  FMC..............                        509,118
      14,200      Fluor............                        583,975
      31,900      Fort James.......                      1,266,031
      29,100      Fortune Brands...                        962,118
      15,500      Georgia Pacific..                      1,314,593
      12,300      Grace (W.R.).....                        836,400
      10,100      Great Lakes Chemical                     474,700
      17,000      Hercules.........                        779,875
      50,900      International Paper                    2,290,500
       6,600      Kaufman & Broad Home                     140,662
      18,500      Louisiana Pacific                        388,500
      27,300      Masco............                      1,197,787
       8,800      Mead.............                        532,400
     100,000      Monsanto.........                      4,275,000
      23,700      Morton International                     782,100
      11,300      Nalco Chemical...                        452,000
      23,300 (a)  Owens-Illinois                           803,850
      30,500      PPG Industries...                      1,727,062
       4,900      Potlach..........                        244,387
      26,700      Praxair..........                      1,163,118
      10,500      Rohm & Haas......                        874,781
      29,100      Sherwin-Williams.                        807,525
      16,900      Sigma-Aldrich....                        593,612
      16,800      Stone Container..                        202,650
       9,400      Temple-Inland....                        539,325
      28,900      Tenneco..........                      1,298,693
      11,700      Union Camp.......                        633,993
      21,200      Union Carbide....                        968,575
      17,200      Westvaco.........                        564,375
      33,500      Weyerhaeuser.....                      1,599,625
      18,800      Willamette Industries                    621,575
                                                  ________________
                                                        50,567,934
                                                  ________________
                  Capital Goods- 22.4%
      37,100      AMP..............             $        1,669,500
      12,100      Adobe Systems....                        577,775
      23,700 (a)  Advanced Micro Devices                   545,100
       4,706      Aeroquip-Vickers.                        245,006
      29,754      Allegheny Teledyne                       782,902
      95,600      AlliedSignal.....                      3,441,600
      15,350      Andrew...........                        355,928
     21,400 (a)   Apple Computer                           364,468
     61,200 (a)   Applied Materials                      2,042,550
       8,100      Autodesk.........                        299,700
      49,500      Automatic Data Processing              2,530,687
     33,600 (a)   Bay Networks                           1,062,600
     169,498      Boeing...........                      8,114,716
       4,300      Briggs & Stratton                        213,925
      33,500      Browning-Ferris
                   Industries..........                  1,088,750
     69,100 (a)   CUC International                      2,038,450
      26,300      Cabletron Systems                        762,700
      12,600      Case.............                        753,637
      63,900      Caterpillar......                      3,274,875
      13,600      Ceridian.........                        531,250
       6,700      Cincinnati Milacron                      185,925
    113,300 (a)   Cisco Systems                          9,294,140
      28,300      Cognizant........                      1,109,006
    128,020 (a)   Compaq Computer                        8,161,275
      61,400      Computer Associates
                   International.......                  4,578,137
     12,900 (a)   Computer Sciences                        915,093
      20,000      Cooper Industries                      1,042,500
       7,750      Crane............                        322,109
       6,500      Cummins Engine...                        396,093
     19,800 (a)   DSC Communications                       482,625
      7,900 (a)   Data General                             152,075
      43,200      Deere & Co.......                      2,273,400
     56,600 (a)   Dell Computer                          4,535,075
      13,900      Deluxe...........                        455,225
     25,800 (a)   Digital Equipment                      1,291,612
      19,000      Dover............                      1,282,500
      16,200      Dow Jones & Co...                        753,300
      29,800      Dresser Industries                     1,255,325
      28,900      Dun & Bradstreet.                        825,456
       7,800      EG&G.............                        161,362
     41,600 (a)   EMC                                    2,329,600
      13,100      Eaton............                      1,265,787
      75,300      Emerson Electric.                      3,948,543
      25,500      Equifax..........                        792,093

DREYFUS S & P 500 INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                  OCTOBER 31, 1997
   Shares   COMMON STOCKS (continued)                      Value
____________                                       _______________
                  Capital Goods (continued)
      75,900      First Data.......             $        2,205,843
       6,900      Foster Wheeler...                        226,406
      10,600      General Dynamics.                        860,587
     554,600      General Electric.                     35,806,362
       8,500      General Signal...                        341,062
      30,400      Genuine Parts....                        951,900
       9,100      Goodrich (B.F.)..                        405,518
       8,700      Grainger (W.W.)..                        760,706
     32,800 (a)   HBO & Co                               1,426,800
     26,700 (a)   HFS                                    1,882,350
       8,300      Harnischfeger Industries                 326,812
      13,400      Harris...........                        584,575
     176,100      Hewlett-Packard..                     10,863,168
      21,500      Honeywell........                      1,463,343
      20,000      ITT Industries...                        631,250
      22,400      Ikon Office Solutions.......             634,200
      42,100      Illinois Tool Works                    2,070,793
      27,500      Ingersoll-Rand...                      1,070,781
     276,900      Intel............                     21,321,300
     166,300      International Business
                    Machines............                16,307,793
      20,850      Interpublic Group Cos                    990,375
      14,200      Johnson Controls.        .               637,225
     14,200 (a)   KLA-Tencor                               623,912
     23,900 (a)   LSI Logic                                521,318
      32,600      Lockheed Martin..                      3,099,037
     108,225      Lucent Technologies                    8,921,798
       9,300      McDermott International                  337,706
     35,500 (a)   Micron Technology                        951,843
    202,600 (a)   Microsoft                             26,338,000
      70,400      Minnesota Mining
                    & Manufacturing.....                 6,441,600
     100,500      Motorola.........                      6,205,875
      23,900 (a)  National Semiconductor                   860,400
       7,600      National Service Industries              336,300
      44,000      Northern
                   Telecommunications..                  3,946,250
      11,300      Northrop Grumman.        .             1,234,525
     58,600 (a)   Novell                                   494,437
    165,700 (a)   Oracle                                 5,928,953
       9,000      Owens-Corning....                        308,250
      21,400      Pall.............                        442,712
      21,600      Parametric Technology                    953,100
      18,850      Parker-Hannifin..                        788,165
       7,400      Perkin-Elmer.....                        462,500
      24,600      Pitney Bowes.....                      1,951,087
       7,400      Raychem..........                        670,162
   Shares   COMMON STOCKS (continued)                      Value
____________                                       _______________
                  Capital Goods (continued)
      39,900      Raytheon.........             $        2,164,575
      36,000      Rockwell International                 1,764,000
      12,900      Ryder System.....                        451,500
       9,900      Safety-Kleen.....                        219,037
      13,100      Scientific-Atlanta                       243,168
     41,500 (a)   Seagate Technology                     1,125,687
      42,500      Service Corp. International            1,293,593
       4,200      Shared Medical Systems                   229,950
     29,900 (a)   Silicon Graphics                         439,156
      10,300      Snap-On..........                        442,900
      15,013      Stanley Works....                        634,299
     62,400 (a)   Sun Microsystems                       2,137,200
     58,300 (a)   3COM                                   2,415,806
       5,600      Tektronix........                        331,100
     30,500 (a)   Tellabs..........                      1,647,000
      32,300      Texas Instruments                      3,446,006
      27,900      Textron..........                      1,612,968
     25,400 (a)   Thermo Electron..                        947,737
       9,100      Thomas & Betts...                        452,725
      10,600      Timken...........                        355,100
      90,000      Tyco International                     3,397,500
      29,600(a)   Unisys...........                        394,050
      40,000      United Technologies                    2,800,000
      76,600      Waste Management.                      1,790,525
      54,700      Xerox............                      4,338,393
                                                  ________________
                                                       287,165,429
                                                  ________________
                  Consumer Cyclical- 11.1%
      42,400      Albertson's......                      1,563,500
      12,700      American Greetings, Cl. A                440,531
      46,000      American Stores..                      1,181,625
     25,500 (a)   AutoZone.........                        753,843
      16,000      Black & Decker...                        609,000
      16,700      Brunswick........                        563,625
      29,100      CVS..............                      1,784,193
      17,800      Charming Shoppes.                         92,337
     114,200      Chrysler.........                      4,025,550
      16,600      Circuit City Stores                      661,925
     16,300 (a)   Clear Channel
                    Communications.................      1,075,800
      59,200      Comcast, Cl. A...                      1,628,000
      13,300      Cooper Tire and Rubber                   281,793
     35,700 (a)   Costco Cos.......                      1,374,450
      17,400      Dana.............                        814,537
      25,900      Darden Restaurants                       294,612
      36,700      Dayton Hudson....                      2,305,218
      19,200      Dillard's, Cl. A.                        736,800

DREYFUS S & P 500 INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                  OCTOBER 31, 1997
   Shares         COMMON STOCKS (continued)                Value
____________                                       _______________
                  Consumer Cyclical (continued)
     114,100      Disney (Walt)....             $        9,384,725
      24,700      Donnelley (R.R.) & Sons                  805,837
      10,600      Echlin...........                        347,150
     35,200 (a)   Federated
                     Department Stores................   1,548,800
       6,000      Fleetwood Enterprises                    181,875
       6,400      Fleming Cos......                        108,000
     202,200      Ford Motor.......                      8,833,612
      12,900 (a)  Fruit of the Loom, Cl. A                 336,206
      47,800      Gannett..........                      2,512,487
      46,300      Gap..............                      2,462,581
     123,300      General Motors...                      7,914,318
      10,100      Giant Food, Cl. A                        309,312
      26,400      Goodyear Tire & Rubber                 1,653,300
       6,500      Great Atlantic & Pacific                 199,468
      12,000      Harcourt General.                        600,750
       5,200      Harland (John H.)                        116,675
      17,400      Harrah's Entertainment                   342,562
      21,700      Hasbro...........                        629,300
      42,200      Hilton Hotel.....                      1,300,287
     123,201      Home Depot.......                      6,853,055
      19,700      ITT..............                      1,471,343
       6,600      Jostens..........                        153,862
     82,000 (a)   K mart...........                      1,081,375
       6,300      King World Productions                   297,675
      15,400      Knight-Ridder....                        804,650
     42,900 (a)   Kroger...........                      1,399,612
      45,800      Limited..........                      1,079,162
      11,900      Liz Claiborne....                        603,181
       6,600      Longs Drug Stores                        165,412
      29,300      Lowes............                      1,219,612
      21,400      Marriott International                 1,492,650
      49,300      Mattel...........                      1,916,537
      40,100      May Department Stores...........       2,160,387
      16,500      Maytag...........                        550,687
     116,600      McDonald's.......                      5,225,137
      16,900      McGraw-Hill Cos..                      1,104,837
       6,200      Mercantile Stores                        365,412
       9,000      Meredith.........                        306,562
      29,900 (a)  Mirage Resorts...                        747,500
      14,900      Moore............                        241,193
      48,800      NIKE, Cl. B......                      2,293,600
      12,400 (a)  Navistar International                   287,525
      16,200      New York Times, Cl. A......              886,950
     24,800 (a)   Nextlevel Systems                        334,800
      13,500      Nordstrom........                        826,875
      13,100      PACCAR...........                        590,318
   Shares         COMMON STOCKS (continued)                Value
____________                                       _______________
                    Consumer Cyclical (continued)
      41,800      Penney (J.C.)....             $        2,453,137
      10,300      Pep Boys-
                    Manny, Moe & Jack...                   259,431
      9,500 (a)   Reebok International                     350,312
      20,800      Rite Aid.........                      1,235,000
       6,200      Russell..........                        182,125
      66,300      Sears, Roebuck & Co                    2,776,312
       3,400      Springs Industries                       157,675
      10,100      Supervalu........                        369,912
      29,500      Sysco............                      1,180,000
      26,300      TJX..............                        779,137
      21,100      TRW..............                      1,207,975
      18,400      Tandy............                        632,500
      84,700 (a)  Tele-Communications, Cl. A             1,942,806
      94,500      Time Warner......                      5,451,468
      16,200      Times Mirror, Cl. A                      876,825
     48,300 (a)   Toys R Us........                      1,645,218
      20,800      Tribune..........                      1,146,600
      25,910 (a)  Tricon Global Restaurants                785,396
      10,800      V.F..............                        965,250
     59,600 (a)   Viacom, Cl. B....                      1,802,900
     383,000      Wal-Mart Stores..                     13,452,875
      83,200      Walgreen.........                      2,340,000
      22,200      Wendy's International.........           466,200
     119,300      Westinghouse Electric.........         3,153,993
      12,600      Whirlpool........                        763,875
      25,200      Winn-Dixie Stores                        935,550
     22,700 (a)   Woolworth........                        431,300
                                                  ________________
                                                       141,978,265
                                                  ________________
                  Consumer Staples- 10.7%
      10,400      Alberto-Culver, Cl. B.........           313,950
      83,900      Anheuser-Busch...                      3,350,756
      94,658      Archer Daniels Midland                 2,106,140
      22,368      Avon Products....                      1,465,104
      11,700      Brown-Forman, Cl. B                      575,493
      24,200      CPC International                      2,395,800
      78,600      Campbell Soup....                      4,052,812
      17,500      Clorox...........                      1,225,000
     419,900      Coca-Cola........                     23,724,350
      49,900      Colgate-Palmolive        .             3,231,025
      80,800      ConAgra..........                      2,434,100
       6,300      Coors (Adolph), Cl. B.........           222,468
      38,800      Corning..........                      1,750,850
      55,600      Eastman Kodak....                      3,329,050
      11,000      Ecolab...........                        523,187
      27,200      General Mills....                      1,795,200

DREYFUS S & P 500 INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                  OCTOBER 31, 1997
   Shares         COMMON STOCKS (continued)                Value
____________                                       _______________
                  Consumer Staples (continued)
      94,200      Gillette.........             $        8,389,687
      62,200      Heinz (H.J.).....                      2,888,412
      24,200      Hershey Foods....                      1,337,050
      18,400      International Flavors
                    & Fragrances........                   890,100
      70,300      Kellogg..........                      3,027,293
      94,600      Kimberly-Clark...                      4,913,287
       1,400      NACCO Industries, Cl. A                  144,200
      26,900      Newell...........                      1,032,287
     259,100      PepsiCo..........                      9,538,118
     410,600      Philip Morris Cos                     16,270,025
      11,500      Pioneer Hi-Bred
                    International.......                 1,053,687
       7,600      Polaroid.........                        341,525
     229,000      Procter & Gamble.                     15,572,000
      23,100      Quaker Oats......                      1,105,912
      18,000      Ralston Purina Group                   1,615,500
      25,300      Rubbermaid.......                        608,781
      81,200      Sara Lee.........                      4,151,350
      62,700      Seagram..........                      2,112,206
      10,400      Tupperware.......                        260,650
      31,000      UST..............                        928,062
     108,400      Unilever.........                      5,785,850
      17,200      Whitman..........                        451,500
      19,600      Wrigley, (Wm) Jr.                      1,418,550
                                                  ________________
                                                       136,331,317
                                                  ________________
                  Energy-9.1%
      15,700      Amerada Hess.....                        964,568
      83,500      Amoco............                      7,655,906
      10,100      Anadarko Petroleum                       739,825
      15,300      Apache...........                        642,600
      12,600      Ashland..........                        600,862
      54,400      Atlantic Richfield                     4,477,800
      27,900      Baker Hughes.....                      1,281,656
      29,945      Burlington Resources                   1,465,433
     110,500      Chevron..........                      9,164,593
      17,900      Coastal..........                      1,076,237
       9,400      Columbia Gas System                      679,150
      16,100      Consolidated Natural Gas                 870,406
       3,400      Eastern Enterprises    .                 133,237
      51,700      Enron............                      1,964,600
     419,800      Exxon............                     25,791,583
      42,800      Halliburton......        .             2,551,950
       4,200      Helmerich & Payne                        338,887
       8,100      Kerr-McGee.......                        547,256
   Shares         COMMON STOCKS (continued)                Value
____________                                       _______________
                  Energy (continued)
     133,000      Mobil............             $        9,684,062
       8,300      Nicor............                        320,068
      55,800      Occidental Petroleum                   1,555,425
       4,700      Oneok............                        161,268
      17,800 (a)  Oryx Energy......                        490,612
      14,100      Pacific Enterprises.                     460,893
       7,900      Pennzoil.........                        584,600
       5,900      Peoples Energy...                        210,925
      44,600      Phillips Petroleum      .              2,157,525
     14,500 (a)   Rowan Cos........                        563,687
     362,500      Royal Dutch
                    Petroleum, A.D.R....                19,076,562
      83,500      Schlumberger.....                      7,306,250
      14,500      Sonat............                        666,093
      12,300      Sun..............        .               492,768
      89,200      Texaco...........                      5,078,825
      42,910      Union Pacific
                    Resources Group.....                 1,056,658
      42,200      Unocal...........                      1,740,750
      48,600      USX-Marathon Group                     1,737,450
      9,100 (a)   Western Atlas....               .        784,306
      26,800      Williams Cos.....                      1,365,125
                                                  ________________
                                                       116,440,401
                                                  ________________
                  Health Care- 10.3%
      14,400      ALZA.............                        375,300
     130,800      Abbott Laboratories                    8,019,675
      11,100      Allergan.........                        365,606
     109,800      American Home Products                 8,138,925
     44,800 (a)   Amgen............                      2,206,400
       9,700      Bard (C.R.)......                        269,175
       9,400      Bausch & Lomb....        .               368,950
      47,000      Baxter International  .                2,173,750
      20,600      Becton, Dickinson & Co                   948,887
     18,600 (a)   Beverly Enterprises                 .    277,837
      18,800      Biomet...........                        468,825
     32,900 (a)   Boston Scientific                      1,496,950
     169,000      Bristol-Myers Squibb  .               14,829,750
      18,300      Cardinal Health..                      1,358,775
     112,850      Columbia/HCA Healthcare                3,188,012
      25,000      Guidant..........                      1,437,500
      65,600 (a)  HEALTHSOUTH......                      1,676,900
     27,500 (a)   Humana...........                        577,500
     225,200      Johnson & Johnson                     12,920,850
     187,800      Lilly (Eli)......        .            12,559,125
      12,400      Mallinckrodt Group      .                465,000

DREYFUS S & P 500 INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                    OCTOBER 31, 1997
   Shares         COMMON STOCKS (continued)              Value
____________                                       _______________
                  Health Care (continued)
      10,700      Manor Care.......        .   $           367,143
      79,200      Medtronic........                      3,445,200
     204,100      Merck & Co.......                     18,215,925
       7,400      Millipore........                        289,525
     218,300      Pfizer...........                     15,444,725
      85,800      Pharmacia & Upjohn                     2,724,150
     123,700      Schering-Plough..                      6,934,931
     15,500 (a)   St. Jude Medical.                        469,843
      51,000 (a)  Tenet Healthcare.                      1,558,687
      12,400 (a)  U.S. Surgical....                        334,025
      31,500      United Healthcare                      1,458,843
      45,900      Warner-Lambert...                      6,572,306
                                                  ________________
                                                       131,938,995
                                                  ________________
                  Interest Sensitive- 15.6%
      25,479      Aetna............                      1,810,601
      17,000      Ahmanson (H.F.) & Co                   1,003,000
      74,500      Allstate.........                      6,178,843
      80,000      American Express.                      6,240,000
      42,045      American General.                      2,144,295
     119,050      American International
                    Group...............                12,150,540
      28,150      Aon..............                      1,518,340
      24,800      BANKBOSTON.......                      2,010,350
      98,700      Banc One.........                      5,144,737
      65,400      Bank of New York.                      3,077,887
     118,200      BankAmerica......                      8,451,300
      16,500      Bankers Trust New York                 1,947,000
      33,600      Barnett Banks....                      2,318,400
       9,100      Beneficial.......                        697,856
      12,500      CIGNA............                      1,940,625
      71,700      Chase Manhattan..                      8,272,387
      29,600      Chubb............                      1,961,000
      77,500      Citicorp.........                      9,692,343
      17,900      Comerica.........                      1,415,218
      31,000      Conseco..........        .             1,352,375
      34,900      CoreStates Financial                   2,538,975
      17,700      Countrywide Credit
                    Industries..........                   607,331
     179,400      Federal National
                    Mortgage Association                 8,689,687
      26,900      Fifth Third Bancorp    .               1,724,962
      50,000      First Chicago NBD                      3,637,500
      95,000      First Union......                      4,660,937
      42,300      Fleet Financial Group.........         2,720,418
     117,500      Federal Home
                       Loan Mortgage.......              4,450,312
   Shares         COMMON STOCKS (continued)              Value
____________                                       _______________
                  Interest Sensitive (continued)
      13,700      General Re.......             $        2,701,468
       9,700      Golden West Financial.........           841,475
      23,000      Green Tree Financial                     968,875
      17,600      H&R Block........                        651,200
      19,900      Hartford Financial
                    Services Group......                 1,611,900
      18,000      Household International                2,038,500
      32,200      Huntington Bancshares.........         1,040,462
      12,000      Jefferson Pilot..                        927,750
      37,800      Keycorp..........                      2,312,887
      17,400      Lincoln National.                      1,196,250
      19,400      Loews............        .             2,166,737
      14,600      MBIA.............                        872,350
      84,750      MBNA.............                      2,229,984
      20,000      MGIC Investment..                      1,206,250
      28,000      Marsh & McLennan.                      1,988,000
      42,600      Mellon Bank......                      2,196,562
      56,000      Merrill Lynch & Co                     3,787,000
      30,300      Morgan (J.P.) & Co                     3,325,425
      99,380      Morgan Stanley, Dean Witter,
                    Discover and Co.....                 4,869,620
      37,300      National City....                      2,228,675
     120,514      NationsBank......                      7,215,775
     126,400      Norwest..........                      4,052,700
      52,000      PNC Bank.........                      2,470,000
      12,100      Progressive......                      1,261,425
      15,900      Providian Financial                      588,300
       3,500      Pulte............                        130,812
       9,200      Republic New York                        973,475
      23,600      Safeco...........                      1,123,950
      18,300      Salomon..........                      1,421,681
      44,400      Schwab (Charles).                      1,515,150
      14,100      St. Paul Cos.....                      1,127,118
      27,400      State Street.....                      1,527,550
      33,100      SunAmerica.......                      1,189,531
      36,200      SunTrust Banks...                      2,346,212
      23,600      Torchmark........                        941,050
      11,200      Transamerica.....                      1,130,500
     108,466      Travelers Group..                      7,592,620
      23,600      UNUM.............                      1,150,500
      18,700      USF&G............                        378,675
      41,416      U.S. Bancorp.....                      4,211,489
      27,300      Wachovia.........                      2,056,031
      42,260      Washington Mutual                      2,892,168
      15,100      Wells Fargo......                      4,399,762
                                                  ________________
                                                       199,215,063
                                                  ________________

DREYFUS S & P 500 INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                     OCTOBER 31, 1997
   Shares         COMMON STOCKS (continued)               Value
____________                                       _______________
                  Mining And Metals-.9%
     18,100 (a)   ARMCO............             $          104,075
       7,300      ASARCO...........                        199,837
      38,400      Alcan Aluminium..                      1,096,800
      29,400      Aluminum Co. of America                2,146,200
      63,000      Barrick Gold.....                      1,295,437
      38,800      Battle Mountain Gold                     237,650
     19,000 (a)   Bethlehem Steel..                        190,000
      15,800      Cyprus Amax Minerals                     330,812
     23,600 (a)   Echo Bay Mines...                         95,875
      33,900      Freeport-McMoRan
                    Copper, Cl. B.......                   809,362
      24,800      Homestake Mining.                        306,900
     28,100 (a)   Inco.............                        579,562
       8,300      Inland Steel Industries                  162,887
      26,425      Newmont Mining...                        924,875
      14,900      Nucor............                        778,525
      10,500      Phelps Dodge.....                        780,937
      40,500      Placer Dome......                        627,750
      12,400      Reynolds Metals..                        755,625
      14,500      USX-U.S. Steel...                        493,000
      16,300      Worthington Industries                   337,206
                                                  ________________
                                                        12,253,315
                                                  ________________
                  Transportation-1.3%
      15,400 (a)  AMR..............                      1,793,137
      26,100      Burlington Northern
                    Santa Fe............                 2,479,500
      36,800      CSX..............                      2,012,500
       6,600      Caliber System...                        344,025
      12,400      Delta Air Lines..                      1,249,300
      19,300      Federal Express..                      1,288,275
      55,600      Laidlaw..........                        785,350
      63,600      Norfolk Southern.                      2,043,150
      24,600      Southwest Airlines                       802,575
      41,700      Union Pacific....                      2,554,125
     15,300 (a)   USAir Group......                        717,187
                                                  ________________
                                                        16,069,124
                                                  ________________
                  Utilities-8.4%
     274,700      AT&T.............                     13,443,131
      31,500      ALLTEL...........                      1,114,312
      85,100 (a)  Airtouch Communications                3,286,987
                  Utilities (continued)
      31,900      American Electric Power       $        1,507,275
      92,800      Ameritech........                      6,032,000
      25,000      Baltimore Gas & Electric                 685,937
     131,168      Bell Atlantic....                     10,477,044
     167,800      BellSouth........                      7,939,037
      26,700      CINergy..........                        881,100
      25,500      Carolina Power & Light                   911,625
      35,900      Central & Southwest                      774,093
      39,700      Consolidated Edison                    1,359,725
      24,500      DTE Energy.......                        753,375
      31,200      Dominion Resources                     1,160,250
      60,794      Duke Power.......                      2,933,310
      69,300      Edison International                   1,775,812
      40,200      Entergy..........                        982,387
      30,800      FPL Group........                      1,591,975
      27,700      Frontier.........                        599,012
      20,400      GPU..............                        738,225
     161,400      GTE..............                      6,849,412
      48,266      Houston Industries                     1,049,785
     116,200      MCI Communications                     4,125,100
      24,400 (a)  Niagara Mohawk Power                     236,375
      11,700      Northern States Power.........           589,387
      25,800      Ohio Edison......                        638,550
      74,100      PG&E.............                      1,894,181
      27,800      PP&L Resources...                        601,175
      37,600      PECO Energy......                        853,050
      50,000      PacifiCorp.......                      1,084,375
      39,200      Public Service
                    Enterprise Group....                 1,016,750
     154,219      SBC Communications                     9,812,183
     115,200      Southern.........                      2,642,400
      72,800      Sprint...........                      3,785,600
      40,697      Texas Utilities..                      1,460,004
      81,000      US West..........                      3,224,812
    102,500 (a)   US West Media Group                    2,588,125
      36,600      UniCom...........                      1,024,800
      17,300      Union Electric...                        651,993
    152,700 (a)   WorldCom.........                      5,134,537
                                                  ________________
                                                       108,209,206
                                                  ________________
                  TOTAL COMMON STOCKS
                    (cost $862,945,666).            $1,200,169,049
                                                  ================

DREYFUS S & P 500 INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                   OCTOBER 31, 1997
    Principal     SHORT-TERM                                              Principal    SHORT-TERM
     Amount         INVESTMENTS-5.6%                     Value              Amount       INVESTMENTS (continued)          Value
____________                                       _______________      ____________                              _______________

                  U.S. Treasury Bills:
$  2,675,000      4.73%, 12/4/1997              $        2,663,123
   9,428,000 (b)  4.96%, 12/11/1997.                     9,376,900
  17,726,000      4.89%, 12/18/1997..                   17,612,554
   6,858,000      4.83%, 12/26/1997...                   6,805,605
   4,851,000      4.90%, 1/2/1998.....                   4,809,184
  22,457,000      4.93%, 1/8/1998....                   22,242,087

                  U.S. Treasury Bills (continued):
$    621,000      4.89%, 1/15/1998              $          614,442
   7,842,000      5.08%, 1/22/1998....                   7,749,543
                                                  ________________
                  TOTAL SHORT-TERM INVESTMENTS
                    (cost $71,883,544)..          $     71,873,438
                                                  ================
TOTAL INVESTMENTS
  (cost $934,829,210).....                99.4%     $1,272,042,487
                                        =======   ================
CASH AND RECEIVABLES (NET)        .         .6%  $       7,408,841
                                        =======   ================
NET ASSETS................               100.0%     $1,279,451,328
                                        =======   ================

Notes to Statement of Investments:
    (a)  Non-income producing.
    (b)  Partially held by the custodian in a segregated account as collateral for open financial futures positions.
STATEMENT OF FINANCIAL FUTURES                                                                        OCTOBER 31, 1997
                                                                         Market Value                     Unrealized
                                                                           Covered                      (Depreciation)
Financial Futures Purchased:                              Contracts     by Contracts      Expiration     at 10/31/97
_________________________                               ____________    _____________   ______________  ______________
Standard & Poor's 500........................                162         $74,844,000    December '97     $(2,067,425)
                                                                                                         ===========
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES                                                               OCTOBER 31, 1997
                                                                                                Cost              Value
                                                                                         _______________     _______________
ASSETS:                          Investments in securities-See Statement of Investments  $   934,829,210      $1,272,042,487
                                 Cash.......................................                                       4,617,946
                                 Receivable for futures variation margin-Note 4(a)                                 1,692,900
                                 Dividends and interest receivable..........                                       1,397,832
                                 Receivable for shares of Common Stock subscribed                                    887,053
                                                                                                             _______________
                                                                                                               1,280,638,218
                                                                                                             _______________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                       279,195
                                 Due to Distributor.........................                                         290,452
                                 Payable for shares of Common Stock redeemed                                         424,328
                                 Payable for investment securities purchased                                         192,253
                                 Commitment fees payable-Note 2.............                                             662
                                                                                                             _______________
                                                                                                                   1,186,890
                                                                                                             _______________
NET ASSETS..................................................................                                  $1,279,451,328
                                                                                                             ===============
REPRESENTED BY:                  Paid-in capital............................                                 $   911,661,923
                                 Accumulated undistributed investment income-net                                  1,196,652
                                 Accumulated net realized gain (loss) on investments                              21,446,901
                                 Accumulated net unrealized appreciation (depreciation) on
                                 investments [including ($2,067,425) net unrealized
                                 (depreciation) on financial futures]-Note 4(b).......................           335,145,852
                                                                                                             _______________
NET ASSETS..................................................................                                  $1,279,451,328
                                                                                                             ===============
SHARES OUTSTANDING
(200 million shares of $.001 par value of Common Stock authorized)..........                                      46,138,650
NET ASSET VALUE, offering and redemption price per share-Note 3(d)..........                                          $27.73
                                                                                                                     =======
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS S&P 500 INDEX FUND
STATEMENT OF OPERATIONS                                                                        YEAR ENDED OCTOBER 31, 1997
INVESTMENT INCOME
INCOME:                          Cash dividends (net of $100,259 foreign taxes
                                     withheld at source)....................                  $  15,952,296
                                 Interest...................................                      3,127,986
                                                                                              _____________
                                       Total Income.........................                                      $  19,080,282
EXPENSES:                        Management fee-Note 3(a)...................                      2,414,435
                                 Shareholder servicing costs-Note 3(b)......                      2,473,641
                                 Registration fees..........................                        127,858
                                 Professional fees..........................                         48,183
                                 Prospectus and shareholders' reports.......                         46,720
                                 Directors' fees and expenses-Note 3(c).....                         31,062
                                 Loan commitment fees-Note 2................                          8,480
                                 Miscellaneous..............................                         12,648
                                                                                              _____________
                                       Total Expenses.......................                      5,163,027
                                 Less-reduction in management fee due to
                                     undertaking-Note 3(a)..................                       (429,005)
                                                                                              _____________
                                       Net Expenses.........................                                          4,734,022
                                                                                                                  _____________
INVESTMENT INCOME-NET.......................................................                                         14,346,260
                                                                                                                  _____________
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-Note 4:
                                 Net realized gain (loss) on investments....                 $    9,071,050
                                 Net realized gain (loss) on financial futures                   15,634,025
                                                                                              _____________
                                 Net Realized Gain (Loss)...................                                         24,705,075
                                 Net unrealized appreciation (depreciation) on investments
                                     [including ($2,750,900) net unrealized (depreciation) on
financial futures]                                                                              189,796,889
                                                                                                                  _____________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                        214,501,964
                                                                                                                  _____________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                       $228,848,224
                                                                                                                  =============
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS S&P 500 INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                     Year Ended                  Year Ended
                                                                                 October 31, 1997             October 31, 1996
                                                                                 ________________              ________________
OPERATIONS:
  Investment income-net...................................................       $     14,346,260             $       8,767,747
  Net realized gain (loss) on investments.................................             24,705,075                    18,063,093
  Net unrealized appreciation (depreciation) on investments...............            189,796,889                    67,183,468
                                                                                  _______________               _______________
    Net Increase (Decrease) in Net Assets Resulting from Operations.......            228,848,224                    94,014,308
                                                                                  _______________               _______________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net...................................................            (10,625,144)                   (6,205,887)
  Net realized gain on investments........................................            (18,728,587)                   (4,169,581)
                                                                                  _______________               _______________
    Total Dividends.......................................................            (29,353,731)                  (10,375,468)
                                                                                  _______________               _______________
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold...........................................            740,252,211                   307,525,173
  Dividends reinvested....................................................             27,500,971                     9,406,794
  Cost of shares redeemed.................................................           (279,427,033)                 (145,087,307)
                                                                                  _______________               _______________
    Increase (Decrease) in Net Assets from Capital Stock Transactions.....            488,326,149                   171,844,660
                                                                                  _______________               _______________
      Total Increase (Decrease) in Net Assets.............................            687,820,642                   255,483,500
NET ASSETS:
  Beginning of Period.....................................................            591,630,686                   336,147,186
                                                                                  _______________               _______________
  End of Period...........................................................         $1,279,451,328               $   591,630,686
                                                                                  ===============               ===============
Undistributed investment income-net.......................................       $     11,196,652             $       7,475,536
                                                                                  _______________               _______________
                                                                                          Shares                      Shares
                                                                                  _______________               _______________
CAPITAL SHARE TRANSACTIONS:
  Shares sold.............................................................             29,141,689                    15,194,675
  Shares issued for dividends reinvested..................................              1,216,319                       496,663
  Shares redeemed.........................................................            (11,036,833)                   (7,162,184)
                                                                                  _______________               _______________
    Net Increase (Decrease) in Shares Outstanding.........................             19,321,175                     8,529,154
                                                                                  ===============               ===============
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                Year Ended October 31,
                                                               ______________________________________________________
PER SHARE DATA:                                                  1997        1996        1995        1994        1993
                                                               ______      ______      ______      ______       ______
    Net asset value, beginning of period.........              $22.06      $18.38      $16.41      $16.88       $15.16
                                                               ______      ______      ______      ______       ______
    Investment Operations:
    Investment income-net........................                 .34         .33         .36         .39          .30
    Net realized and unrealized gain(loss)
      on investments.............................                6.37        3.89        3.36         .11         1.86
                                                               ______      ______      ______      ______       ______
    Total from Investment Operations.............                6.71        4.22        3.72         .50         2.16
                                                               ______      ______      ______      ______       ______
    Distributions:
    Dividends from investment income-net.........                (.38)       (.32)       (.42)       (.31)        (.40)
    Dividends from net realized gain on investments              (.66)       (.22)      (1.33)       (.66)        (.04)
                                                               ______      ______      ______      ______       ______
    Total Distributions..........................               (1.04)       (.54)      (1.75)       (.97)        (.44)
                                                               ______      ______      ______      ______       ______
    Net asset value, end of period...............              $27.73      $22.06      $18.38      $16.41       $16.88
                                                               ======      ======      ======      ======       ======
TOTAL INVESTMENT RETURN..........................               31.46%      23.41%      25.68%       3.14%       14.49%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets......                 .50%        .57%        .55%        .61%         .39%
    Ratio of net investment income to average net assets         1.52%       1.90%       2.75%       2.26%        2.36%
    Decrease reflected in above expense ratios
      due to undertakings by WFNIA and Dreyfus...                 .05%          -           -         .03%         .14%
    Portfolio Turnover Rate......................                2.26%       5.22%       3.66%      18.81%        3.77%
    Average commission rate paid*................              $.0301      $.0297           -           -            -
    Net Assets, end of period (000's Omitted)....          $1,279,451    $591,631    $336,147   $ 245,202    $ 281,403
*  For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus S&P 500 Index Fund (the "Fund") is a series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.
    Prior to June 30, 1997, Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, served as the Fund's index manager.
    The company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to the fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid annually. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2-BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended October 31, 1997, the Fund did not borrow under the Facility.

DREYFUS S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOTE 3-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Effective January 1, 1997, pursuant to an amended management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the Fund, except brokerage commissions, taxes, commitment fees, interest, Shareholder Services Plan fees and extraordinary expenses. Effective July 1, 1997, Dreyfus has agreed to pay all expenses of the Fund, except fees and expenses as noted above and also, fees and expenses of non-interested Directors (including counsel fees). In addition, Dreyfus is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each Director receives an annual fee of $2,500 and an attendance fee of $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation. These fees pertain to the following funds: Dreyfus S&P 500 Index Fund, Dreyfus International Stock Index Fund and Dreyfus Small Cap Stock Index Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus are in fact paid directly by Dreyfus to the non-interested Directors.
    Prior to January 1, 1997, pursuant to a management agreement with Dreyfus, the management fee was computed at the annual rate of .295 of 1% of the value of the Fund's average daily net assets, and was payable monthly. Included in this, Dreyfus paid Mellon Equity, pursuant to an index management agreement which terminated as of June 30, 1997, a monthly index management fee at the annual rate of .095 of 1% of the value of the Fund's average daily net assets. During the period from January 1, 1997 through June 30, 1997, the index management fee was reduced to .05 of 1% until the Fund's assets exceed $1 billion, whereupon the fee increases to .075 of 1%.
    Dreyfus had undertaken from November 6, 1996 through June 30, 1997, that if the Fund's aggregate net expenses exclusive of taxes, brokerage, interest on borrowing, commitment fees and extraordinary expenses, exceeded .50 of 1% of the value of the Fund's average daily net assets, the Fund would deduct from the payment made to Dreyfus to the extent of such excess. The reduction in management fee, pursuant to the undertaking, amounted to $429,005 during the period from November 6, 1996 through June 30, 1997.
    (b) Effective January 1, 1997 under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services a fee, at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period from January 1, 1997 through October 31, 1997, the Fund was charged $2,096,283 pursuant to the Shareholder Services Plan.
    Prior to January 1, 1997, the Fund reimbursed Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. During the period from November 1, 1996 through December 31, 1996 the Fund was charged $154,770 pursuant to the prior Shareholder Services Plan.

DREYFUS S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
    Prior to July 1, 1997, the Fund compensated Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period from November 1, 1996 through June 30, 1997, the Fund was charged $71,550 pursuant to the transfer agency agreement.
    (c) Prior to July 1, 1997, each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation.
    (d) A 1% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares where the redemption occurs within the initial six month period following the opening of the account. During the period ended October 31, 1997, redemption fees amounted to $45,095.
NOTE 4-SECURITIES TRANSACTIONS:
    (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended October 31, 1997 amounted to $464,446,277 and $19,913,697, respectively.
    The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see the Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 1997, and their related unrealized market depreciation are set forth in the Statement of Financial Futures.
    (b) At October 31, 1997, accumulated net unrealized appreciation on investments and financial futures was $335,145,852, consisting of $347,779,219 gross unrealized appreciation and $12,633,367 gross unrealized depreciation.
    At October 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS S&P 500 INDEX FUND
REPORT OF INDEPENDENT AUDITORS
To the Shareholders and Board of Directors of Dreyfus S&P 500 Index Fund
    We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus S&P 500 Index Fund (the "Fund") (one of the Series constituting Dreyfus Index Funds), as of October 31, 1997, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus S&P 500 Index Fund of the Dreyfus Index Funds at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                          COOPERS & LYBRAND L.L.P.

New York, New York
December 12, 1997
IMPORTANT TAX INFORMATION (UNAUDITED)
    For Federal tax purposes the Fund hereby designates $.546 per share as a long-term capital gain distribution of the $1.036 per share paid on December 30, 1996.
The Fund also designates 78.04% of the ordinary dividends paid during the fiscal year ended October 31, 1997 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 1998 of the percentage applicable to the preparation of their 1997 income tax return.



Registration Mark
[Dreyfus lion "d" logo]
DREYFUS S&P 500 INDEX FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940








Printed in U.S.A.                           078AR9710
Registration Mark
[Dreyfus logo]
S&P 500 Index
Fund
Annual Report
October 31, 1997